Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Income Statement [Abstract]
Equity method investments tax component of income loss from equity method investments	$ 0.9	$ 0.8	$ 0.7